Material accounting policies	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Material accounting policies	Material accounting policies
1.    Reporting entity
CMB.TECH NV (the "Company") is a company domiciled in Belgium. The address of the Company's registered office is De Gerlachekaai 20, 2000 Antwerp, Belgium. The consolidated financial statements of the Company comprise the Company and its subsidiaries (together referred to as the "Group") and the Group's interests in associates and joint ventures.

CMB.TECH is one of the largest listed, diversified and future-proof maritime groups in the world with about 250 seagoing vessels (including newbuildings): dry bulk carriers, crude oil tankers, chemical tankers, container vessels and offshore energy vessels. The Group develops low-carbon solutions across all our divisions and also offers hydrogen and ammonia fuel to customers, through its own production or third-party producers. CMB.TECH also works on developing hydrogen-powered industrial applications like trucks, locomotives and straddle carriers.

CMB.TECH is listed on Euronext Brussels as well as the New York Stock Exchange under the unique code ‘CMBT’ and on Euronext Oslo Børs under the ticker symbol “CMBTO”.

The Company was incorporated under the laws of Belgium on June 26, 2003, and grew out of three companies that had a strong presence in the shipping industry; Compagnie Maritime Belge NV, or CMB, formed in 1895, Compagnie Nationale de Navigation SA, or CNN, formed in 1938, and Ceres Hellenic formed in 1950. The Company started doing business under the name "Euronav" in 1989 when it was initially formed as the international tanker subsidiary of CNN. Euronav NV merged in 2018 with Gener8 Maritime, Inc, which became a wholly-owned subsidiary of Euronav NV. On October 9, 2023, the Company announced that its two reference shareholders CMB NV and Frontline plc/Famatown Finance Ltd. reached an agreement. The agreement comprised that CMB acquired Frontline's 26.12% stake in the Company, Frontline acquired 24 VLCC tankers from the Euronav fleet and the Company's pending arbitration action against Frontline and affiliates was settled. At the end of 2023, Euronav NV and CMB NV entered into a share purchase agreement for the acquisition of 100% shares in CMB.TECH Enterprises. On February 7, 2024, Euronav held a Special Meeting of Shareholders in which the acquisition was approved. On October 1, 2024, the name change of Euronav NV to CMB.TECH NV, which was approved by shareholders at the Extraordinary General Meeting of Euronav NV on July 2, 2024, became effective. The Company changed its corporate name to reflect its new strategy focusing on fleet diversification and decarbonization.

2.    Basis of accounting
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards).

Changes in accounting policies are described in policy 6. All accounting policies have been consistently applied for all periods presented in the consolidated financial statements unless disclosed otherwise.

The consolidated financial statements were authorized for issue by the Supervisory Board on April 20, 2026.

3.    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:
•Derivative financial instruments are measured at fair value
•Non-current assets held for sale are recognized at fair value less cost of disposal if it is lower than their carrying amount
•Investments: equity instruments are measured at fair value
4.    Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.
5.    Use of estimates and judgements
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets and liabilities, income and expenses.
The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
A.    Judgements
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statement is included in the following notes:
•Note 3 - Assets held for sale and discontinued operations
•Note 8 - Impairment of vessels
•Note 9 - Impairment of goodwill
•Note 11 - Oceania cash security deposit: accounted as long term asset
•Note 17 - Sale and leaseback: accounted for as a sale or a financing transaction
•Note 25 - Business combination Golden Ocean Group Limited: control assessment
B.    Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts in the next financial years is included in the following notes:
•Accounting policy 11.5 - Depreciation policy: The Group reviewed the residual value of its vessels, an accounting estimate, in accordance with its accounting policy. The Group considered its continued focus on sustainability, recent trends of the steel industry and the direction of the industry moving forward. Specifically, the Group considered the steel industry's commitment to be carbon neutral in 2050 and the impact of this on scrap steel.

Scrap steel is easily recoverable and infinitely recyclable and all scenarios leading to carbon neutrality in 2050 are likely to lead to an increased consumption of scrap steel. Further, the use of scrap steel to produce finished products instead of metal ore results in reduced greenhouse gas emissions.

The recycling of steel scrap obtained from end-of-life vessels also helps reduce air and water pollution. Steel scrap from end-of-life products can be recycled back into new steel products with potentially a very low CO2 footprint. This indicates that there will likely be a continuous need for scrap steel and, given the limited availability of scrap steel, this in turn should have a positive impact on the price of steel.

The costs of recycling a vessel with due respect for the environment and the safety of the workers in specialized yards is challenging to forecast as regulations and good industry practice leading to self-regulation can dramatically change over time. As a result, the Group has continued to apply a residual value estimate for its vessels equal to the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton less supplemental costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually.
Based on the annual re-assessment of the residual value, there is no change in residual value as of December 31, 2025.

•Note 8 - Impairment test of vessels: key assumptions underlying the recoverable amount and in particular forecasted TCE, discount rates and residual value.
•Note 9 - Goodwill impairment: key assumptions underlying the recoverable amount.
•Note 10 - Measurement of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.
•Note 21 Provisions and contingencies - Arbitration proceedings related to the vessel Oceania.
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 3 - Assets and liabilities held for sale and discontinued operations;
•Note 9 - Goodwill
•Note 19 - Financial instruments
6.    Changes in material accounting policies
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2025 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2024.
During the current financial period, the Group has adopted all the new and revised Standards and Interpretations issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB and as adopted by the European Union and effective for the accounting year starting on January 1, 2025. The Group has not applied any new IFRS requirements that are not yet effective as per December 31, 2025.
The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC, and as adopted by the European Union, are effective for the financial period:

•Lack of exchangeability (Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates).

The adoption of these new standards and amendments did not have a material impact on the Group's consolidated financial statements.
7.    Basis of Consolidation
7.1.    Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (see Note 25). The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test' that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
Following the closing of the Share Purchase on March 12, 2025, CMB.TECH held 40.8% of Golden Ocean’s outstanding common shares. The combination of CMB.TECH and Golden Ocean is accounted for as a business combination using the acquisition method of accounting under the provisions of IFRS 3, “Business Combinations”, with CMB.TECH as the accounting acquirer under this guidance. The subsequent acquisitions of Golden Ocean shares as well as the merger are accounted for as a step acquisition of the non-controlling interest to equity on the basis of IFRS 10.B96.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH Enterprises which was a transaction under common control for which the Company has chosen to apply book value accounting. The Company has opted to apply the book values of CMB.TECH Enterprises as included in CMB's IFRS consolidated financial statements.
7.2.    Interests in equity-accounted investees
Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Interests in joint ventures include any long-term interests that, in substance, form part of the Group's investment in those joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the joint ventures' operations or has made payments on their behalf.

8.    Foreign currency

8.1.    Foreign currency transactions

Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising on translation are generally recognized in profit or loss. However, foreign currency differences arising from the translation of the following items are recognized in OCI:
•a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and
•qualifying cash flow hedges to the extent that the hedges are effective.

8.2.    Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.
Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.
9.    Financial instruments
9.1.    Non-derivative financial assets

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The investments in other companies are measured at fair value recognised through profit or loss. For level 3 fair values an annual assessment is carried out if there are no other indications of significant changes during the year.

9.2.    Non-derivative financial liabilities

Classification and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gains or loss on derecognition is also recognized in profit or loss.

Liabilities in sale and leaseback agreements assessed as not being a sale are measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the fair value of the assets transferred at the end of the lease term or if the Group changes its assessment of whether it will exercise the purchase option, if applicable.

For vessels classified as held for sale for which a memorandum of agreement has been signed as of the reporting date, the related borrowings are classified as current liabilities, as the Group expects to settle the debt through the proceeds from the sale of the vessel within twelve months from the reporting date.

Any changes in the financial liabilities from remeasurement are recognized through profit or loss.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, canceled or expired. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables. Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.
9.3.    Derivative financial instruments

Derivative financial instruments and hedge accounting

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.

Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, derivatives are remeasured at fair value and changes therein are generally recognized in profit or loss.

The Group ensures that hedge accounting relationships are aligned with its risk management objectives and strategy and apply a more qualitative and forward looking approach in assessing hedge effectiveness. On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objective(s) and strategy for undertaking the hedge. The Group also documents the methods that will be used to assess the effectiveness of the hedging relationship and makes an assessment whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the cash flows of the respective hedged items during the period for which the hedge is designated.

On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analysis.

Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss.

If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

9.4.    Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.
10.    Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses, refer to accounting policy 11.
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given.
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
•Internally generated intangible assets:    3 years
•Software:          3 - 5 years
•Customer contracts (service component of the FSO customer contracts):    10 years
Amortization methods, useful lives and residual values are reviewed on a yearly basis and adjusted if appropriate.
Goodwill is not amortized but is tested for impairment annually at year-end and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
11.    Vessels, property, plant and equipment
11.1.    Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses, refer to accounting policy 12. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of assets includes the following:
•The cost of materials and direct labor;
•Any other costs directly attributable to bringing the assets to a working condition for their intended use;
•When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and
•Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment, refer to accounting policy 11.6.
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
11.2.    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.
11.3.    Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.
11.4.    Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.
11.5.    Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. The right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the basis of that of property and equipment (refer to accounting policy 17).

Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.

The estimated useful lives of significant items of property, plant and equipment are as follows:

-	Dry bulk vessels, Chemical tankers, Containers and Crude oil tankers	20 years
-	FSO/FPSO	30 years
-	CSOV's	25 years
-	CTV's	15 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

The useful life of the FSOs have been assessed as 30 years due to the extension for ten years of the time charter contract in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. The end of the useful economic life of the FSO vessels was set equal to the contract end date or approximately 30 years since build date.
As explained in policy 5.B., management re-assesses on a yearly basis the residual value of its fleet. During 2025, each vessel's residual value was equal to the product of its lightweight tonnage and an estimated net scrap rate of:

-	crude oil tanker	460/LDT
-	chemical tanker	470/LDT
-	dry bulk	460/LDT
-	container	480/LDT

The same applies to sale and leaseback agreements of the Group. In accordance with IFRS, these transactions were not accounted for as a sale but CMB.TECH as seller-lessee will continue to recognize the transferred assets. The Company has a purchase obligation or purchase option at the end of the contract. The vessels will be depreciated to the end of its useful life using the same residual value as other vessels in the fleet.

Depreciation methods, useful lives and residual values are reviewed at year-end and adjusted if appropriate.
11.6.    Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year are depreciated over their estimated useful-life.
12.    Impairment
12.1.    Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy 19), inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Vessels

The Group analyzes the following internal and external indicators to assess whether vessels might be impaired:

•    the obsolescence or physical damage of an asset;
•    significant changes in the extent or manner in which vessels are (or are expected to be) used that have (or will have) an adverse effect on the entity;
•    plans to dispose of assets before the previously expected date of disposal;
•    indications that the performance of a CGU is, or will be, worse than expected;
•    significant increases in cash flows for acquiring, operating or maintaining vessels that are significantly higher than originally budgeted;
•    net cash flows or operating profits that are lower than originally budgeted;
•    net cash outflows or operating losses;
•    market capitalization significantly below net asset value for a prolonged period of time;
•    a significant and unexpected decline in market value of vessels;
•    significant adverse effects in the technological, market, economic, legal and regulatory environment, including but not limited to, vessel and crude oil supply and demand trends;
•    increases in market interest rates.

The Group defines its CGU for vessels as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a CGU.

When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Group performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. For assessing value in use, assumptions are made regarding forecast charter rates, using the weighted average of past and ongoing shipping cycles including management judgment for the ongoing cycle and for the weighting factors applied, the weighted average cost of capital (WACC), the useful life of the vessels and a residual value. After careful consideration of the trends in the shipping industry, management considers it is appropriate to use as a residual value of the vessels an amount equal to the lightweight tonnage of the vessel, multiplied by the market price of scrap per ton, less disposal costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments.

The market scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually at year-end.

Although management believes that its process to determine the assumptions used to evaluate the carrying amount of the assets, when required, is reasonable and appropriate, such assumptions are subject to judgment. Management is assessing continuously the resilience of its projections to the business cycles that can be observed in the market, and concluded that a business cycle approach provides a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience.

13.    Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group's accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost of disposal. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group's accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

14.    Inventory

The inventory on board of our vessels is accounted for on a first-in, first-out basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.

Bunkers delivered to vessels operating in the TI Pool and Stolt Pool, are sold to the TI Pool and Stolt Pool and bunkers on board of these pooled vessels are shown as trade and other receivables.

Lubricant oils are included in inventory. Bunker expenses and consumed lubricants are recognized in profit or loss upon consumption.

Inventories of spare parts, raw materials and trucks are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

15.    Revenue

15.1.    Pool revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated floating time charter revenues to determine aggregated pool Time Charter Equivalent revenue (TCE). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel's earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.

TI administration fees are subtracted from the net pool revenues.

15.2.    Time - and bareboat charters

As a lessor, the Group leases out some of its vessels under time charters and bareboat charters, refer to accounting policy 17.2.

15.3.    Spot voyages

Voyage revenue is recognized over time for spot charters on a load-to-discharge basis. Progress is determined based on time elapsed. Voyage expenses are expensed as incurred unless they are incurred between the date on which the contract was concluded and the next load port. They are then capitalized if they qualify as fulfillment costs and if they are expected to be recovered.

When our vessels cannot start or continue performing its obligation due to other factors such as port delays, a demurrage is paid. The applicable demurrage rate is stipulated in the contract. Demurrage which occurs at the discharge port is recognized as incurred. As demurrage is often a commercial discussion between the Company and the charterer, the outcome and total compensation received for the delay is not always certain. As such, the Company only recognizes the revenue which is highly probable to be received. No revenue is recognized if the collection of the consideration is not highly probable. The amount of revenue recognized is estimated based on historical data. The Group updates its estimate on an annual basis.

16.    Gain and losses on disposal of vessels
In view of their importance the Group reports gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
17.    Leases
17.1.    As a lessee
After lease commencement, the Group measures the right-of-use asset using a cost model, namely at cost less accumulated depreciation and accumulated impairment. The right-of-use asset is subsequently depreciated using the straight-line method, refer to accounting policy 11.5. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources (e.g. World office yield rate) and makes certain adjustments to reflect the terms of the lease and type of the asset leased or by calculating the weighted average of the cost of secured debt and unsecured debt.
Lease and non-lease components in the contracts are separated.
The interest expense component of lease liabilities is recognized in the consolidated statement of profit or loss using the effective interest rate method.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
17.2.    As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance or operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
If the lease qualifies as an operating lease, e.g. time charter out, the leased asset remains on the balance sheet of the lessor and continues being depreciated. The adoption of IFRS 16 requires the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of 'revenue' (refer to accounting policy 15.2.). Payments related to service component made under operating leases are also recognized in the income statement over the term of the lease.
18.    Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy 8).
The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•    the gross carrying amount of the financial asset; or
•    the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared.
19.    Income tax
In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses. In accordance with IFRIC 23 the Group assesses whether there is any uncertainty over Income Tax Treatments.

20.    Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components (see Note 2).

21.    Statement of cashflows
Judgement is applied in determining the presentation of borrowings associated with capital expenditure where payments may be made directly by lenders to suppliers. Management assesses whether the Group controls the related cash flows when determining whether the transaction is presented in the statement of cash flows or disclosed as a non-cash transaction.
22.    New standards and interpretations not yet adopted
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2025 and/or not yet adopted by the European Union as per December 31, 2025 and for which the impact might be relevant:
•IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:
◦Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
◦Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
◦Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Group's statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as 'other'.

The following new and amended accounting standards are not expected to have a material impact on the Group's consolidated financial statements:

•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7);
•Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7); and
•Annual Improvements to IFRS Accounting Standards – Volume 11.